COST METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2016
Cost Method Investments Disclosure [Abstract]
Schedule of Cost Method Investments

(in thousands of $)	2016	2015
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347